Insurance - Sensitivity of Critical Assumptions - Property and Casualty insurance Contract Liabilities (Detail) - Property, Liability and Casualty Insurance Product Line [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Impact of one percent change in discount rate in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	$ 121	$ 117
Decrease in assumption	(129)	(125)
Increase in assumption	88	85
Decrease in assumption	(95)	(91)
Impact of one percent change in margin for adverse deviation in key assumptions[member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(45)	(46)
Decrease in assumption	45	46
Increase in assumption	(33)	(34)
Decrease in assumption	33	34
Impact of five percent change in frequency of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(41)	(31)
Decrease in assumption	41	31
Increase in assumption	(30)	(23)
Decrease in assumption	30	23
Impact of five percent change in severity of claims in key assumptions [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	(210)	(218)
Decrease in assumption	210	218
Increase in assumption	(153)	(159)
Decrease in assumption	$ 153	$ 159